Consolidated Statements of Income (JPY ¥) In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Sales and operating revenue:
Net sales	¥ 6,304,401	¥ 6,293,005	¥ 7,110,053
Financial services revenue	798,495	838,300	523,307
Other operating revenue	78,377	82,693	96,633
Sales and operating revenue, Total	7,181,273	7,213,998	7,729,993
Costs and expenses:
Cost of sales	4,831,363	4,892,563	5,660,504
Selling, general and administrative	1,501,813	1,544,890	1,686,030
Financial services expenses	675,788	671,550	547,825
(Gain) loss on sale, disposal or impairment of assets and other, net	(13,450)	42,988	38,308
Costs and expenses	6,995,514	7,151,991	7,932,667
Equity in net income (loss) of affiliated companies	14,062	(30,235)	(25,109)
Operating income (loss)	199,821	31,772	(227,783)
Other income:
Interest and dividends	11,783	13,191	22,317
Gain on sale of securities investments, net	14,325	9,953	1,281
Foreign exchange gain, net	9,297		48,568
Other	9,561	20,690	26,659
Other income	44,966	43,834	98,825
Other expenses:
Interest	23,909	22,505	24,376
Loss on devaluation of securities investments	7,669	2,946	4,427
Foreign exchange loss, net		10,876
Other	8,196	12,367	17,194
Other expenses	39,774	48,694	45,997
Income (loss) before income taxes	205,013	26,912	(174,955)
Income taxes:
Current	117,918	48,698	80,521
Deferred	307,421	(34,740)	(153,262)
Income taxes, Net	425,339	13,958	(72,741)
Net Income (loss)	(220,326)	12,954	(102,214)
Less - Net income (loss) attributable to noncontrolling interests	39,259	53,756	(3,276)
Net loss attributable to Sony Corporation's stockholders	¥ (259,585)	¥ (40,802)	¥ (98,938)
Net loss attributable to Sony Corporation's stockholders
- Basic	¥ (258.66)	¥ (40.66)	¥ (98.59)
- Diluted	¥ (258.66)	¥ (40.66)	¥ (98.59)
Cash dividends	¥ 25.00	¥ 25.00	¥ 42.50